Income Taxes - Deferred tax asset and liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Deferred tax assets:
Tax loss carry forward	¥ 28,747,826	$ 4,049,047	¥ 36,182,919
Gross deferred tax assets	28,747,826	4,049,047	36,182,919
Valuation allowance	¥ (28,747,826)	$ (4,049,047)	¥ (36,182,919)	$ (5,096,258)	¥ (56,542,077)	¥ (63,563,642)